Variable Interest Entities (Summary Of VIE Not Consolidated By FHN) (Details) (USD $)	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Variable Interest Entity [Line Items]
Loans, net of unearned income	$ 16,397,127,000	[1],[2]	$ 16,782,572,000	[1],[2]	$ 18,123,884,000	[1],[2]
Term borrowings	2,481,660,000		3,228,070,000
Trading securities	988,217,000		769,750,000
Total MSR recognized by FHN	144,069,000		207,319,000		302,611,000
Custodial balances	4,613,014,000		4,376,285,000
Securities available for sale, Fair Value	3,066,272,000	[3]	3,031,930,000	[4]
FHN [Member]
Variable Interest Entity [Line Items]
Term borrowings	848,654,000		928,831,000
Securities available for sale, Fair Value	6,726,000		6,901,000
Low Income Housing Partnerships [Member]
Variable Interest Entity [Line Items]
Maximum loss exposure, contractual funding commitments	600,000		1,300,000
Low Income Housing Partnerships [Member] | Other Assets [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	70,923,000	[5],[6]	88,923,000	[7],[8]
Maximum loss exposure, current investments	70,300,000		87,700,000
New Market Tax Credit LLCs [Member] | Other Assets [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	20,932,000	[6],[9]
Maximum loss exposure, current investments	15,300,000
Small Issuer Trust Preferred Holdings [Member] | Loans, Net Of Unearned Income [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	447,156,000	[10]	465,157,000	[11]
On-Balance Sheet Trust Preferred Securitization [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	61,956,000	[12]	62,920,000	[13]
Liability Recognized	52,218,000	[12]	51,241,000	[13]
Loans, net of unearned income	112,500,000		112,500,000
Term borrowings	52,200,000		51,200,000
Trading securities	1,700,000		1,700,000
Proprietary Trust Preferred Issuances [Member] | Term Borrowings [Member]
Variable Interest Entity [Line Items]
Liability Recognized	206,186,000	[14]	309,279,000	[14]
Proprietary & Agency Residential Mortgage Securitizations [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	497,794,000	[15]	404,282,000	[16]
Total MSR recognized by FHN	79,400,000		100,900,000
Custodial balances			69,800,000
Proprietary & Agency Residential Mortgage Securitizations [Member] | Other Assets [Member]
Variable Interest Entity [Line Items]
Aggregate servicing advances	345,900,000		262,500,000
Holdings Of Agency Mortgage-Backed Securities [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	3,211,442,000	[10],[17]	2,967,845,000	[10],[18]
Securities available for sale, Fair Value	2,800,000,000		2,600,000,000
Holdings Of Agency Mortgage-Backed Securities [Member] | Trading Securities [Member]
Variable Interest Entity [Line Items]
Trading securities	443,300,000		329,100,000
Short Positions In Agency Mortgage-Backed Securities [Member] | Trading Liabilities [Member]
Variable Interest Entity [Line Items]
Liability Recognized	736,000	[14]	1,804,000	[14]
Commercial Loan Troubled Debt Restructurings [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	89,900,000		115,500,000
Maximum loss exposure, contractual funding commitments	1,700,000		3,800,000
Commercial Loan Troubled Debt Restructurings [Member] | Loans, Net Of Unearned Income [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	91,600,000	[19],[20]	119,353,000	[19],[21]
Proprietary Residential Mortgage Securitizations [Member]
Variable Interest Entity [Line Items]
Trading securities	11,800,000		14,000,000
Agency Residential Mortgage Securitizations [Member]
Variable Interest Entity [Line Items]
Trading securities	14,300,000		21,400,000
Total MSR recognized by FHN	$ 46,300,000		$ 75,200,000

[1]	Balances as of December 31, 2011 and 2010 include $25.7 million and $42.1 million of reserves, respectively, and $600.2 million and $701.8 million of balances in restricted consumer real estate loans, respectively.
[2]	Balances as of December 31, 2011 and 2010 include $6.1 million and $5.4 million of reserves, respectively, and $40.6 million and $55.7 million of balances in restricted permanent mortgage loans, respectively.
[3]	Includes $2.7 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. As of December 31, 2011, FHN had pledged $0.8 billion of the $2.7 billion pledged available for sale securities as collateral for securities sold under repurchase agreements.
[4]	Includes $2.7 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. As of December 31, 2010, FHN had pledged $1.5 billion of the $2.7 billion pledged available for sale securities as collateral for securities sold under repurchase agreements.
[5]	Maximum loss exposure represents $70.3 million of current investments and $.6 million of contractual funding commitments. Only the current investment amount is included in Other assets.
[6]	A liability is not recognized because investments are written down over the life of the related tax credit.
[7]	Maximum loss exposure represents $87.7 million of current investments and $1.3 million of contractual funding commitments. Only the current investment amount is included in Other Assets.
[8]	A liability is not recognized because investments are written down over the life of the related tax credit.
[9]	Maximum loss exposure represents current investment balance. $15.3 million of the initial investment was funded through loans from community development enterprises.
[10]	Maximum loss exposure represents the value of current investments. A liability is not recognized as FHN is solely a holder of the trusts' securities.
[11]	Maximum loss exposure represents the value of current investments. A liability is not recognized as FHN is solely a holder of the trusts' securities.
[12]	$112.5 million classified as Loans, net of unearned income, and $1.7 million classified as Trading securities which are offset by $52.2 million classified as Term borrowings.
[13]	$112.5 million was classified as Loans, net of unearned income, and $1.7 million was classified as Trading securities which are offset by $51.2 million classified as Term borrowings.
[14]	No exposure to loss due to the nature of FHN's involvement.
[15]	Includes $79.4 million and $46.3 million classified as MSR and $11.8 million and $14.3 million classified as Trading securities related to proprietary and agency residential mortgage securitizations, respectively. Aggregate servicing advances of $345.9 million are classified as Other assets.
[16]	Includes $100.9 million and $75.2 million classified as Mortgage servicing rights and $14.0 million and $21.4 million classified as Trading securities related to proprietary and agency residential mortgage securitizations, respectively. Aggregate servicing advances of $262.5 million are classified as Other assets and is offset by aggregate custodial balances of $69.8 million classified as Noninterest-bearing deposits.
[17]	Includes $443.3 million classified as Trading securities and $2.8 billion classified as Securities available for sale.
[18]	Includes $329.1 million classified as Trading securities and $2.6 billion classified as Securities available for sale.
[19]	A liability is not recognized as the loans are the only variable interests held in the troubled commercial borrowers' operations.
[20]	Maximum loss exposure represents $89.9 million of current receivables and $1.7 million of contractual funding commitments on loans related to commercial borrowers involved in a troubled debt restructuring.
[21]	Maximum loss exposure represents $115.5 million of current receivables and $3.8 million of contractual funding commitments on loans related to commercial borrowers involved in a troubled debt restructuring.